Note 8 - Term Loans Payable (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Oct. 04, 2024	May 01, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Interest paid, classified as financing activities	$ 113,920	$ 102,090	$ (0)
Extinguishment of debt, amount 1	181,424	0	0
Loan agreement with related party [member]
Statement Line Items [Line Items]
Borrowings			$ 1,145,520			$ 145,520
Borrowings, interest rate			8.35%	9.00%	11.35%
Interest costs incurred	96,768	126,606	$ 88,000
Repayments of borrowings, classified as financing activities	600,000	0	0
Interest paid, classified as financing activities	$ 113,920	$ 126,606	88,000
Short-term loan [member]
Statement Line Items [Line Items]
Extinguishment of debt, amount 1			$ 2,500